CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Balance Sheet) (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 1,203.1		$ 763.1				$ 561.7	$ 526.2	$ 626.7
Accounts receivable		422.9		826.6				710.7
Accounts receivable - affiliate		7.3		6.5				12.0
Inventories		1,620.2		2,122.2				1,864.1
Prepaid and other current assets		108.0		48.0				52.5
Total current assets		3,361.5		3,766.4				3,201.0
Property, plant and equipment, net		4,147.3		3,168.6				2,971.2
Investment in equity method investee								169.5
Operating lease right of use assets - affiliate		407.4		306.1			$ 853.9
Deferred charges and other assets, net		1,003.4		930.0				871.8
Total assets		9,612.6		8,845.6				7,213.5
Current liabilities:
Accounts payable		419.5		591.2				483.8
Accounts payable - affiliate		55.1		48.1				49.5
Accrued expenses		1,426.3		1,791.4				1,579.0
Current debt	[1]			0.0				2.4
Deferred revenue		18.1		17.0				17.1
Total current liabilities		2,149.7		2,598.9				2,131.8
Current operating lease liabilities - affiliate		230.7		151.2
Long-term debt		3,324.7		1,262.8				1,258.0
Deferred tax liabilities		41.3		31.4				40.4
Other long-term liabilities		281.3		232.9				253.5
Total liabilities		6,653.6		4,948.4				3,683.7
Long-term operating lease liabilities - affiliate		786.6		804.0
Commitments and contingencies
Equity:
PBF Holding Company LLC equity Member's equity				2,739.1				2,652.5
Retained earnings		179.7		1,156.9				890.3
Accumulated other comprehensive income (loss)		(8.6)		(9.7)				(23.9)
Total PBF Holding Company LLC equity		2,948.1		3,886.3				3,518.9
Noncontrolling interest		10.9		10.9				10.9
Total equity		2,959.0	$ 2,409.1	3,897.2	$ 3,774.0	$ 3,825.0		3,529.8	3,184.0	2,588.9
Total liabilities and equity		9,612.6		8,845.6				7,213.5
Previously Reported [Member]
Current assets:
Deferred charges and other assets, net				954.2
Current liabilities:
Other long-term liabilities				251.3
Third Party Lease [Member]
Current liabilities:
Current operating lease liabilities - affiliate		148.5		72.0
Long-term operating lease liabilities - affiliate		257.2		232.9
Third Party Lease [Member] | Previously Reported [Member]
Current assets:
Operating lease right of use assets - affiliate				306.1
Lease with Affiliate [Member]
Current assets:
Operating lease right of use assets - affiliate		611.7		650.3			$ 604.4
Current liabilities:
Current operating lease liabilities - affiliate		82.2		79.2
Long-term operating lease liabilities - affiliate		$ 529.4		571.1
Issuer [Member]
Current assets:
Cash and cash equivalents				734.0				526.0	486.6	530.1
Accounts receivable				788.1				690.1
Accounts receivable - affiliate				2.6				1.8
Inventories				1,913.3				1,685.4
Prepaid and other current assets				18.7				20.7
Due from related parties				39,148.7				33,793.1
Total current assets				42,605.4				36,717.1
Property, plant and equipment, net				15.8				17.3
Deferred charges and other assets, net				27.0				16.0
Total assets				43,384.8				36,750.4
Current liabilities:
Accounts payable				438.7				278.2
Accounts payable - affiliate				46.3				34.2
Accrued expenses				1,462.1				1,364.0
Deferred revenue				15.3				15.6
Due to related parties				31,996.2				28,340.7
Total current liabilities				34,098.3				30,032.7
Long-term debt				1,200.8				1,194.7
Other long-term liabilities				55.9				54.9
Investment in subsidiaries				3,536.8				1,938.3
Total liabilities				39,487.6				33,220.6
Commitments and contingencies
Equity:
PBF Holding Company LLC equity Member's equity				2,739.1				2,652.5
Retained earnings				1,156.9				890.3
Accumulated other comprehensive income (loss)				(9.7)				(23.9)
Total PBF Holding Company LLC equity				3,886.3				3,518.9
Noncontrolling interest				10.9				10.9
Total equity				3,897.2				3,529.8
Total liabilities and equity				43,384.8				36,750.4
Issuer [Member] | Third Party Lease [Member]
Current assets:
Operating lease right of use assets - affiliate				150.1
Current liabilities:
Current operating lease liabilities - affiliate				63.3
Long-term operating lease liabilities - affiliate				85.6
Issuer [Member] | Lease with Affiliate [Member]
Current assets:
Operating lease right of use assets - affiliate				586.5
Current liabilities:
Current operating lease liabilities - affiliate				76.4
Long-term operating lease liabilities - affiliate				510.2
Guarantors Subsidiaries [Member]
Current assets:
Cash and cash equivalents				6.0				9.1	13.4	56.7
Accounts receivable				6.6				7.2
Accounts receivable - affiliate				3.0				9.5
Prepaid and other current assets				27.3				30.0
Due from related parties				26,857.6				25,057.3
Total current assets				26,900.5				25,113.1
Property, plant and equipment, net				2,916.2				2,722.7
Investment in subsidiaries				227.2				421.4
Deferred charges and other assets, net				927.2				855.8
Total assets				31,190.8				29,113.0
Current liabilities:
Accounts payable				134.0				189.7
Accounts payable - affiliate				1.5				14.8
Accrued expenses				114.0				156.1
Current debt								2.4
Deferred revenue				1.7				1.5
Due to related parties				33,994.6				30,433.4
Total current liabilities				34,257.3				30,797.9
Long-term debt				47.6				42.0
Other long-term liabilities				192.3				194.5
Total liabilities				34,705.4				31,034.4
Commitments and contingencies
Equity:
PBF Holding Company LLC equity Member's equity				1,595.2				1,737.2
Retained earnings				(5,123.9)				(3,662.0)
Accumulated other comprehensive income (loss)				3.2				(7.5)
Total PBF Holding Company LLC equity				(3,525.5)				(1,932.3)
Noncontrolling interest				10.9				10.9
Total equity				(3,514.6)				(1,921.4)
Total liabilities and equity				31,190.8				29,113.0
Guarantors Subsidiaries [Member] | Third Party Lease [Member]
Current assets:
Operating lease right of use assets - affiliate				155.9
Current liabilities:
Current operating lease liabilities - affiliate				8.7
Long-term operating lease liabilities - affiliate				147.3
Guarantors Subsidiaries [Member] | Lease with Affiliate [Member]
Current assets:
Operating lease right of use assets - affiliate				63.8
Current liabilities:
Current operating lease liabilities - affiliate				2.8
Long-term operating lease liabilities - affiliate				60.9
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents				23.1				26.6	$ 26.2	41.4
Accounts receivable				31.9				13.4
Accounts receivable - affiliate				0.9				0.7
Inventories				208.9				178.7
Prepaid and other current assets				2.0				1.8
Due from related parties				12,295.9				9,534.2
Total current assets				12,562.7				9,755.4
Property, plant and equipment, net				236.6				231.2
Investment in equity method investee								169.5
Total assets				12,799.4				10,156.1
Current liabilities:
Accounts payable				18.5				15.9
Accounts payable - affiliate				0.3				0.5
Accrued expenses				215.3				58.9
Due to related parties				12,311.4				9,610.5
Total current liabilities				12,545.5				9,685.8
Long-term debt				14.4				21.3
Deferred tax liabilities				31.4				40.4
Other long-term liabilities				3.1				4.1
Total liabilities				12,594.4				9,751.6
Commitments and contingencies
Equity:
PBF Holding Company LLC equity Member's equity				141.0				323.7
Retained earnings				64.0				80.8
Total PBF Holding Company LLC equity				205.0				404.5
Total equity				205.0				404.5
Total liabilities and equity				12,799.4				10,156.1
Non-Guarantor Subsidiaries [Member] | Third Party Lease [Member]
Current assets:
Operating lease right of use assets - affiliate				0.1
Combining and Consolidated Adjustments [Member]
Current assets:
Cash and cash equivalents										$ (1.5)
Due from related parties				(78,302.2)				(68,384.6)
Total current assets				(78,302.2)				(68,384.6)
Investment in subsidiaries				(227.2)				(421.4)
Total assets				(78,529.4)				(68,806.0)
Current liabilities:
Due to related parties				(78,302.2)				(68,384.6)
Total current liabilities				(78,302.2)				(68,384.6)
Investment in subsidiaries				(3,536.8)				(1,938.3)
Total liabilities				(81,839.0)				(70,322.9)
Commitments and contingencies
Equity:
PBF Holding Company LLC equity Member's equity				(1,736.2)				(2,060.9)
Retained earnings				5,059.9				3,581.2
Accumulated other comprehensive income (loss)				(3.2)				7.5
Total PBF Holding Company LLC equity				3,320.5				1,527.8
Noncontrolling interest				(10.9)				(10.9)
Total equity				3,309.6				1,516.9
Total liabilities and equity				$ (78,529.4)				$ (68,806.0)

[1]	Catalyst financing arrangements are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst repurchase obligations as the Company's liability is directly impacted by the change in fair value of the underlying catalyst.